Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

On July 10, 2017, effective August 1, 2017, the Company entered into a three-year lease agreement with a third party (the “Period”) for an area of approximately 205 square meters for the Company’s offices in the district of Tel Aviv (the City of Givatayim), Israel. The yearly lease fee was set at approximately $65, linked to the NIS. The lease expired on July 31, 2020. The Company did not exercise its option to extend the Period until July 31, 2023.

On September 1, 2020, the Company entered into a one-year lease agreement (“the 2020 Lease”) with a third party for an area of approximately 100 square meters for the Company’s offices in the district of Tel Aviv, Israel. The yearly lease fee was set at approximately $44, linked to the NIS. The lease expired on August 31, 2021. The Company did not exercise its option to extend the lease until August 31, 2026.

On July 1, 2021, the Company entered into a two-year joint lease agreement (“the 2021 Lease”) with a third party and for a total area of approximately 240 square meters, whereby the Company occupies approximately 120 square meters for the Company’s offices, in the district of Tel Aviv, Israel. The Company and the third party have an option to extend for an additional three-year term. The yearly lease fee was set at approximately $40, linked to the NIS.